Summary of Significant Accounting Policies and Significant Concentrations and Risks (Tables)	12 Months Ended
Dec. 31, 2016
Accounting Policies [Abstract]
Schedule Of Revenue From External Customers Attributed To Domestic Revenue And Foreign Countries By Geographic Area [Table Text Block]
Revenues from customers located in the PRC, Japan, the USA, Turkey, France, Germany and England are as follows:

	Year ended
	December 31,	% of net	December 31,	% of net			% of net
	2014	revenue	2015	revenue	December 31, 2016		revenue
	RMB		RMB		RMB	US$

PRC	4,550,915	35%	4,078,476	41%	4,932,284	710,397	59%
Japan	2,487,949	19%	2,723,800	27%	2,363,239	340,377	28%
USA	2,301,496	18%	1,248,536	12%	513,690	73,987	6%
England	998,203	8%	80,255	1%	88,129	12,693	1%
Turkey	118,305	1%	550,799	5%	69,956	10,076	1%
France	191,071	1%	363,635	4%	1,477	213	-
Germany	671,534	5%	170,518	2%	3,089	445	-
Others	1,607,904	13%	749,767	8%	404,235	58,221	5%
Total	12,927,377	100%	9,965,786	100%	8,376,099	1,206,409	100%

Schedule Of Prepayments By Major Suppliers [Table Text Block]
As of December 31, 2015 and 2016, advances, net of any allowance, made to an individual supplier in excess of 10% of total prepayments to the suppliers are as follows:

	December 31,
		2015	2016
	Location	RMB	RMB	US$

Supplier A	Singapore	224,029	239,327	34,470
Supplier B	South Korea	158,613	141,227	20,341
Supplier C	Germany	277,392	238,242	34,314
Total		660,034	618,796	89,125

Schedule Of Cash And Cash Equivalents And Restricted Cash Balances By Currency [Table Text Block]
Cash balances include:

	December 31, 2015	December 31, 2016
	RMB	RMB
	equivalents	equivalents
Cash and cash equivalents held by PRC entities

Denominated in RMB	296,853	155,174
Denominated in U.S. dollar (US$)	480,052	23,450
Denominated in European monetary unit (EURO)	5,350	337
Denominated in Japanese Yen (JPY)	—	11
Denominated in Great Britain Pound (GBP)	5	—
Denominated in other currencies:	—	178

Cash and cash equivalents held by non-PRC entities
Denominated in US$	200,671	253,089
Denominated in EURO	76,295	24,135
Denominated in JPY	156,147	30,579
Denominated in GBP	8,151	3,563
Denominated in other currencies:	17,225	16,126
Total cash and cash equivalents	1,240,749	506,642

	December 31, 2015	December 31, 2016
	RMB	RMB
	equivalents	equivalents
Restricted cash held by PRC entities
Denominated in RMB	218,669	165,711
Denominated in US$	21,768	28,741
Denominated in EURO	8,872	9,137
Denominated in other currencies:	—	—
Restricted cash held by non-PRC entities
Denominated in US$	96,054	148,930
Denominated in EURO	1,455	2,236
Denominated in JPY	—	4,768
Denominated in other currencies:	108	2,274
Total restricted cash	346,926	361,797

Property, Plant and Equipment [Table Text Block]	The estimated useful lives of property, plant and equipment are as follows:
Buildings	30 years
Machinery and equipment	4 -25 years
Furniture and fixtures	3 -5 years
Motor vehicles	8 -10 years

Schedule of Finite-Lived Intangible Assets [Table Text Block]
The Company’s amortizable intangible assets consist of technical know-how, customer relationships, order backlog and short-term supplier agreements with the following estimated useful lives:

Technical know-how	5.5-6 years
Customer relationships	5.5-6 years
Order backlog	1-1.5 years
Short-term supply agreements	0.5 year

Schedule of Product Warranty Liability [Table Text Block]
Changes in the carrying amount of accrued warranty liability are as follows:

	Year Ended December 31,
	2014	2015	2016
	RMB	RMB	RMB	US$

Beginning balance	666,946	748,428	792,139	114,092
Warranty provision for the current year	120,780	84,520	84,924	12,232
Warranty costs incurred or claimed	(39,298)	(40,809)	(35,257)	(5,078)
Total accrued warranty cost	748,428	792,139	841,806	121,246
Less: accrued warranty cost, current portion	40,903	38,869	37,462	5,396
Accrued warranty cost, excluding current portion	707,525	753,270	804,344	115,850